FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Assets and Liabilities) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Financial assets
Financial assets at fair value through profit or loss | ₪			₪ 143,514		₪ 104,921
Cash and cash equivalents | ₪			113,062		129,577	₪ 79,421	₪ 82,902
Financial asstes | ₪			₪ 256,576		₪ 234,498
US Dollars [Member]
Financial assets
Financial assets at fair value through profit or loss | $		$ 41,394
Cash and cash equivalents | $	[1]	32,611		$ 37,374
Financial asstes | $		$ 74,005

[1]	Convenience Translation into US Dollars.